LEASES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
At the beginning of the year	$ 13	$ 12
Increases	1	6
Result from measurement at present value	2
Reversal of unused amounts	(1)
Payments	(3)	(5)
At the end of the year	$ 12	$ 13